Significant Contingent Liabilities and Unrecognized Commitments	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Significant Contingent Liabilities and Unrecognized Commitments
37.	SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED COMMITMENTS
In addition to those disclosed in other notes, significant commitments and contingencies of the Group as of each balance sheet date were as follows:

a.	As of December 31, 2022 and 2023, unused letters of credit of the Group were approximately NT$579,000 thousand and NT$134,000 thousand (US$4,376 thousand), respectively.

b.
As of December 31, 2022 and 2023, letters of bank guarantee provided to customs for the import and export of goods with bank facilities granted to the Group were approximately NT$622,539 thousand and NT$645,255 thousand (US$21,073 thousand), respectively.

c.
As of December 31, 2022 and 2023, the Group’s
outstanding

commitments to purchase property, plant and equipment were approximately NT$59,675,567 thousand and NT$56,943,589 thousand (US$1,859,686 thousand), respectively, of which NT$3,689,863 thousand and NT$9,016,441 thousand (US$294,462 thousand) had been prepaid, respectively.

d.	The Group entered into long-term purchase agreements of materials and supplies with multiple suppliers. The relative minimum purchase quantity is specified in the agreements.

e.
The Group entered into long-term agreements with multiple customers. The relative minimum order quantity from customers and minimum purchase quantity of materials from suppliers are specified in the agreements.

f.
In December 2013, in consideration of corporate social responsibility for environmental protection, the board of directors of ASE, approved the contributions of at least NT$100,000 thousand (US$3,266 thousand) annually to be made in the next 30 years, with a total amount of at least NT$
3,000,000

thousand (US$97,975 thousand), for promoting environmental protection efforts in Taiwan. In December 2023, the board of directors of ASE resolved the disbursements of NT$100,000 thousand (US$3,266 thousand) in 2024 to ASE Environmental Protection and Sustainability Foundation for promoting the environmental protection and charitable activities in Taiwan.